Shareholder Report	3 Months Ended	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		UNIFIED SERIES TRUST
Entity Central Index Key		0001199046
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000215070
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Class Name		All Foreign Equity Environmental and Social Values Fund
Trading Symbol		IAFEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	$74	0.68%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.68%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	17.32%	8.36%
MSCI ACWI ex USA Index	18.21%	8.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jul. 17, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 208,841	$ 208,841	$ 208,841
Holdings Count | Holding	75	75	75
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$208,841
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$0
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Communications	2.2%
Money Market Funds	2.9%
Consumer Staples	5.1%
Energy	7.4%
Materials	7.8%
Health Care	8.6%
Industrials	13.1%
Consumer Discretionary	14.3%
Financials	16.0%
Technology	25.9%

C000215077
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group ESG Fixed Income Fund
Class Name		ESG Fixed Income Fund for Retirement Plans
Trading Symbol		QDVBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group ESG Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	8.23%	0.15%
ICE BofA U.S. Broad Market Bond Index	7.37%	-0.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 3,020,511	$ 3,020,511	$ 3,020,511
Holdings Count | Holding	17	17	17
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,020,511
Number of Portfolio Holdings	17
Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	1.9%
Health Care	2.4%
Industrials	2.6%
Communications	3.2%
Consumer Discretionary	3.4%
Consumer Staples	3.6%
Technology	6.0%
Real Estate	7.3%
Financials	9.4%
U.S. Treasury Obligations	29.1%
Exchange-Traded Funds	30.6%

C000215078
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group ESG Stock Fund
Class Name		ESG Stock Fund for Retirement Plans
Trading Symbol		QDVSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group ESG Stock Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		www.Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	30.13%	15.34%
MSCI ACWI Index	22.64%	10.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 294,130	$ 294,130	$ 294,130
Holdings Count | Holding	94	94	94
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$294,130
Number of Portfolio Holdings	94
Advisory Fee	$0
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.1%
Materials	2.7%
Communications	4.2%
Consumer Staples	6.7%
Energy	7.0%
Consumer Discretionary	8.7%
Industrials	12.6%
Health Care	13.9%
Financials	16.5%
Technology	27.5%

C000215079
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group Fixed Income Fund
Class Name		Fixed Income Fund for Retirement Plans
Trading Symbol		QDIBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	8.42%	0.34%
ICE BofA U.S. Broad Market Bond Index	7.37%	-0.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 3,047,879	$ 3,047,879	$ 3,047,879
Holdings Count | Holding	16	16	16
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,047,879
Number of Portfolio Holdings	16
Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.0%
Health Care	2.3%
Industrials	2.6%
Communications	3.2%
Consumer Staples	3.6%
Real Estate	8.0%
Financials	9.3%
Technology	9.4%
Exchange-Traded Funds	29.5%
U.S. Treasury Obligations	29.7%

C000215080
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group Stock Fund
Class Name		Stock Fund for Retirement Plans
Trading Symbol		QDISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group Stock Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		www.Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 13, 2019)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	30.02%	15.04%
MSCI ACWI Index	22.64%	10.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 290,475	$ 290,475	$ 290,475
Holdings Count | Holding	105	105	105
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$290,475
Number of Portfolio Holdings	105
Advisory Fee	$0
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Materials	2.8%
Communications	6.6%
Consumer Staples	6.7%
Energy	6.8%
Consumer Discretionary	9.5%
Industrials	12.1%
Health Care	12.3%
Financials	14.6%
Technology	28.2%

C000215071
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Class Name		U.S. Large Cap Equity Environmental and Social Value Fund
Trading Symbol		ILESX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		www.Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund	$54	0.47%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund	27.87%	17.50%
S&P 500® Index	27.14%	16.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jul. 17, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 291,683	$ 291,683	$ 291,683
Holdings Count | Holding	62	62	62
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$291,683
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$0
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Materials	1.7%
Money Market Funds	2.0%
Consumer Staples	4.1%
Energy	5.3%
Communications	5.5%
Industrials	9.8%
Health Care	10.3%
Consumer Discretionary	11.0%
Financials	13.7%
Technology	38.9%

C000215072
Shareholder Report [Line Items]
Fund Name		Fisher Investments Institutional Group U.S. Small Cap Equity
Class Name		U.S. Small Cap Equity Fund
Trading Symbol		IUSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Small Cap Equity for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number		(800) 851-8845
Additional Information Website		www.Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	$79	0.75%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2020)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	9.69%	9.00%
Russell 1000® Total Return Index	26.60%	15.83%
Russell 2000® Total Return Index	18.47%	11.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jul. 17, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 214,001	$ 214,001	$ 214,001
Holdings Count | Holding	92	92	92
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$214,001
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.1%
Money Market Funds	2.3%
Consumer Staples	3.5%
Materials	4.9%
Energy	6.9%
Consumer Discretionary	15.5%
Industrials	16.1%
Health Care	16.4%
Financials	17.2%
Technology	19.0%

C000234764
Shareholder Report [Line Items]
Fund Name		OneAscent Core Plus Bond ETF
Trading Symbol		OACP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://investments.oneascent.com/etfs/oacp. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number		(800) 222-8274
Additional Information Website		https://investments.oneascent.com/etfs/oacp
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$77	0.74%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.74%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	8.23%	0.61%
OneAscent Core Plus Bond ETF - Market Price	8.32%	0.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Mar. 30, 2022
Material Change Date		Aug. 31, 2024
AssetsNet	$ 163,079,547	$ 163,079,547	$ 163,079,547
Holdings Count | Holding	189	189	189
Advisory Fees Paid, Amount		$ 680,353
InvestmentCompanyPortfolioTurnover		197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$163,079,547
Number of Portfolio Holdings	189
Advisory Fee	$680,353
Portfolio Turnover	197%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.125%, due 08/15/44	3.9%
United States Treasury Note, 3.625%, due 08/31/29	2.3%
United States Treasury Note, 4.625%, due 05/15/54	1.9%
Fannie Mae Pool, 3.000%, due 04/1/52	1.4%
Fannie Mae Pool, 3.500%, due 04/1/52	1.4%
Fannie Mae Pool, 4.500%, due 08/1/52	1.1%
Fannie Mae Pool, 2.500%, due 02/1/52	1.1%
Ginnie Mae II Pool, 3.000%, due 12/20/51	1.1%
Fannie Mae Pool, 5.000%, due 08/1/53	1.0%
United States Treasury Note, 3.875%, due 08/15/34	1.0%

C000237524
Shareholder Report [Line Items]
Fund Name		OneAscent Emerging Markets ETF
Trading Symbol		OAEM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaem. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number		(800) 222-8274
Additional Information Website		https://investments.oneascent.com/etfs/oaem
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$126	1.20%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.20%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	10.26%	11.24%
OneAscent Emerging Markets ETF - Market Price	10.50%	11.22%
MSCI Emerging Markets Index	15.07%	9.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Sep. 14, 2022
Material Change Date		Aug. 31, 2024
AssetsNet	$ 75,753,686	$ 75,753,686	$ 75,753,686
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount		$ 356,132
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,753,686
Number of Portfolio Holdings	39
Advisory Fee	$356,132
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	6.9%
Harmony Gold Mining Co. Ltd.	3.4%
Haier Smart Home Co. Ltd., H Shares	3.3%
Bank Rakyat Indonesia Persero Tbk P.T.	3.2%
MediaTek, Inc.	3.1%
MakeMyTrip Ltd.	3.1%
ASMPT Ltd.	3.1%
LIG Nex1 Co. Ltd.	3.0%
Accton Technology Corp.	2.8%

C000237525
Shareholder Report [Line Items]
Fund Name		OneAscent International Equity ETF
Trading Symbol		OAIM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaim. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number		(800) 222-8274
Additional Information Website		https://investments.oneascent.com/etfs/oaim
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$101	0.95%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	13.45%	17.97%
OneAscent International Equity ETF - Market Price	13.30%	18.18%
MSCI ACWI ex USA Index	18.21%	16.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Sep. 14, 2022
Material Change Date		Aug. 31, 2024
AssetsNet	$ 132,319,387	$ 132,319,387	$ 132,319,387
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount		$ 732,792
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,319,387
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$732,792
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
DBS Group Holdings Ltd.	3.8%
Aker BP ASA	3.1%
Dollarama, Inc.	3.0%
KBC Group N.V.	3.0%
Olympus Corp.	3.0%
Smurfit WestRock plc	2.8%
Rio Tinto plc	2.7%
CRH plc	2.7%
Bank Rakyat Indonesia Persero Tbk P.T.	2.7%

C000231861
Shareholder Report [Line Items]
Fund Name		OneAscent Large Cap Core ETF
Trading Symbol		OALC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://investments.oneascent.com/etfs/oalc. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 222-8274
Additional Information Website		https://investments.oneascent.com/etfs/oalc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$65	0.58%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.58%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	23.31%	5.38%
OneAscent Large Cap Core ETF - Market Price	23.33%	5.42%
S&P 500® Index	27.14%	8.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Nov. 15, 2021
AssetsNet	$ 116,212,140	$ 116,212,140	$ 116,212,140
Holdings Count | Holding	198	198	198
Advisory Fees Paid, Amount		$ 240,090
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$116,212,140
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$240,090
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	2.0%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%

C000249799
Shareholder Report [Line Items]
Fund Name	OneAscent Small Cap Core ETF
Trading Symbol	OASC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of June 12, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/etfs/oasc. You can also request this information by contacting us at 1-800-222-8274.
Additional Information Phone Number	1-800-222-8274
Additional Information Website	https://investments.oneascent.com/etfs/oasc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment. Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$15	0.64%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (June 12, 2024)
OneAscent Small Cap Core ETF - NAV	10.04%
OneAscent Small Cap Core ETF - Market Price	10.08%
S&P 500® Index	4.50%
S&P SmallCap 600® Index	8.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Jun. 12, 2024
Material Change Date	Aug. 31, 2024
AssetsNet	$ 11,005,762	$ 11,005,762	$ 11,005,762
Holdings Count | Holding	208	208	208
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,005,762
Number of Portfolio Holdings	208
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Meritage Homes Corp.	1.1%
Ensign Group, Inc. (The)	1.1%
V.F. Corp.	0.9%
S&T Bancorp, Inc.	0.9%
SPS Commerce, Inc.	0.9%
UniFirst Corp.	0.9%
Badger Meter, Inc.	0.8%
First Hawaiian, Inc.	0.8%

C000176086
Shareholder Report [Line Items]
Fund Name		Tactical Multi-Purpose Fund
Class Name		Tactical Multi-Purpose Fund
Trading Symbol		TMPFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Tactical Multi-Purpose Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.
Additional Information Phone Number		(800) 550-1071
Additional Information Website		https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$105	1.00%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 30, 2017)
Tactical Multi-Purpose Fund	4.52%	1.21%	0.75%
Bloomberg U.S. Treasury Index	6.02%	-0.61%	1.06%
ICE BofA 3-Month U.S. Treasury Bill Index	5.51%	2.28%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 30, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 26,417	$ 26,417	$ 26,417
Holdings Count | Holding	2	2	2
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,417
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.7%
Money Market Funds	48.0%
U.S. Treasury Obligations	56.7%